Net Loss Per Share - Summary Of Calculation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	$ (196,333)	$ (208,230)	$ (387,482)
Adjustment to net loss attributable to common stockholders	(15,540)
Net loss attributable to common stockholders	$ (211,873)	$ (208,230)
Denominator:
Basic and diluted weighted-average shares outstanding	84,261	37,367
Loss per share:
Basic and diluted loss per share	$ (2.51)	$ (5.57)	$ (18.31)